Acquisitions and Dispositions (Schedule of Capital Expenditures and Significant Noncash Items Reported As Discontinued Operations) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Significant noncash items
Impairment of assets and other charges		$ 1,996	$ 182		$ 2,345
Depreciation, depletion and amortization		2,442	2,103		1,991
Accrued capital expenditures	[1],[2]	979	637		485
Disposition of GTS Operations | GT&S Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Capital expenditures	[3]				292
Significant noncash items
Impairment of assets and other charges	[3]				469
Depreciation, depletion and amortization	[3]				177
Disposition of GTS Operations | Q-Pipe Group
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Capital expenditures			34	[4],[5]	38
Significant noncash items
Depreciation, depletion and amortization					27
Accrued capital expenditures					1
Business Review Dispositions | East Ohio Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Capital expenditures		456	420	[4]	393
Significant noncash items
Depreciation, depletion and amortization		134	122		91
Accrued capital expenditures		53	27		19
Business Review Dispositions | PSNC Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Capital expenditures		153	195	[4]	259
Significant noncash items
Depreciation, depletion and amortization		87	81		73
Accrued capital expenditures		16	41		19
Business Review Dispositions | Questar Gas Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Capital expenditures		438	416	[4]	377
Significant noncash items
Depreciation, depletion and amortization		163	168		175
Accrued capital expenditures		31	25		21
Business Review Dispositions | Other
Significant noncash items
Depreciation, depletion and amortization		$ 4	$ 4		$ 4

[1]	See Note 9 for noncash investing activities related to the acquisition of a noncontrolling interest in Wrangler and Dominion Privatization.
[2]	See Notes 18, 19, 20 and 23 for noncash financing activities related to the contribution of stock to Dominion Energy’s defined benefit pension plan, remarketing of Series A Preferred Stock, derivative restructuring and the issuance of common stock and transfer of property associated with the settlement of litigation.
[3]	Operations associated with the GT&S Transaction are through the November 1, 2020 closing date.
[4]	In November 2021, Wexpro closed on an agreement with a natural gas gathering systems operator to purchase an existing natural gas gathering system in Wyoming including pipelines, compressors and dehydration equipment for total consideration of $41 million, included in the Questar Gas Transaction.
[5]	Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.